Share-based payments (Tables)	6 Months Ended
Dec. 31, 2023
Share-based payments [Abstract]
Reconciliation of Outstanding Share Options
Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	31 Dec 2023	31 Dec 2023	30 Jun 2023	30 Jun 2023

Outstanding as at 1 July 2023	8,906,839	$41.93	9,010,547	$41.67
Granted during the period	-	$0.00	-	$0.00
Forfeited during the period	-	$0.00	(103,708)	$20.03
Vested during the period	-	$0.00	-	$0.00

Outstanding as at 31 December 2023	8,906,839	$41.93	8,906,839	$41.93

Exercisable as at 31 December 2023	3,615,546	$3.00	3,485,302	$2.97

Reconciliation of Outstanding RSUs
Set out below are summaries of RSUs granted under all plans:

Number of RSUs
31 Dec 2023

Outstanding as at 1 July	3,623,867
Granted during the period	3,229,589
Forfeited during the period	(177,772)
Vested during the period	(104,559)

Outstanding as at end of period	6,571,125

Exercisable as at end of period	-